Portfolio of investments—August 31, 2021 (unaudited)

		Shares	Value
Investment companies: 98.76%
Affiliated master portfolios: 77.96%
Wells Fargo C&B Large Cap Value Portfolio			$ 5,312,934
Wells Fargo Core Bond Portfolio			11,901,932
Wells Fargo Disciplined International Developed Markets Portfolio			4,194,791
Wells Fargo Disciplined Large Cap Portfolio			11,963,893
Wells Fargo Diversified Large Cap Growth Portfolio			11,298,132
Wells Fargo Emerging Growth Portfolio			1,466,348
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio			1,143,879
Wells Fargo Factor Enhanced International Equity Portfolio			1,399,485
Wells Fargo Large Company Value Portfolio			10,682,621
Wells Fargo Managed Fixed Income Portfolio			40,808,670
Wells Fargo Real Return Portfolio			6,311,474
Wells Fargo Small Company Growth Portfolio			1,419,849
Wells Fargo Small Company Value Portfolio			2,835,603
			110,739,611
Bond funds: 14.64%
Wells Fargo Conservative Income Fund Institutional Class ♠		2,075,279	20,794,300
Exchange-traded funds: 4.59%
Energy Select Sector SPDR Fund		26,474	1,281,342
iShares Core MSCI EAFE ETF		36,483	2,800,070
iShares Core U.S. Aggregate Bond ETF		21,046	2,442,599
			6,524,011
Stock funds: 1.57%
Wells Fargo Emerging Markets Equity Fund Class R6 ♠		32,658	1,094,380
Wells Fargo Emerging Markets Equity Income Fund Class R6 ♠		86,986	1,138,643
			2,233,023
Total Investment companies (Cost $120,687,349)			140,290,945
Total investments in securities (Cost $120,687,349)	98.76%		140,290,945
Other assets and liabilities, net	1.24		1,765,353
Total net assets	100.00%		$142,056,298

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
See accompanying notes to portfolio of investments

Wells Fargo Moderate Balanced Fund  |  1

Portfolio of investments—August 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Wells Fargo Conservative Income Fund Institutional Class	$19,585,535	$1,230,751	$(1,260)	$(1)	$(20,725)	$20,794,300
Wells Fargo Emerging Markets Equity Fund Class R6	1,110,160	51,355	(2,731)	1	(64,405)	1,094,380
Wells Fargo Emerging Markets Equity Income Fund Class R6	1,118,530	52,399	(140)	6	(32,149)	1,138,643
				$6	$(117,279)	$23,027,323

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Wells Fargo Conservative Income Fund Institutional Class	2,075,279	$0
Wells Fargo Emerging Markets Equity Fund Class R6	32,658	28,696
Wells Fargo Emerging Markets Equity Income Fund Class R6	86,986	11,933
		$40,629
See accompanying notes to portfolio of investments

2  |  Wells Fargo Moderate Balanced Fund

Portfolio of investments—August 31, 2021 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	1.28%	1.37%	$106,867	$(103,195)	$0	$21,793	$20	$5,312,934
Wells Fargo Core Bond Portfolio	0.20	0.22	58,298	147,429	43,079	0	10	11,901,932
Wells Fargo Disciplined International Developed Markets Portfolio	2.01	2.21	99,551	(62,224)	0	22,115	413	4,194,791
Wells Fargo Disciplined Large Cap Portfolio	3.42	3.11	295,405	618,936	0	39,430	19	11,963,893
Wells Fargo Diversified Large Cap Growth Portfolio	3.65	4.21	672,273	460,721	0	15,494	99	11,298,132
Wells Fargo Emerging Growth Portfolio	0.14	0.25	572,486	(412,549)	0	147	39	1,466,348
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	0.62	0.62	20,241	(62,846)	0	13,534	2	1,143,879
Wells Fargo Factor Enhanced International Equity Portfolio	0.19	0.19	22,150	(20,810)	0	8,417	2	1,399,485
Wells Fargo Large Company Value Portfolio	3.61	4.10	340,465	(118,464)	0	56,061	4	10,682,621
Wells Fargo Managed Fixed Income Portfolio	7.88	8.01	40,124	643,461	263,672	0	129	40,808,670
Wells Fargo Real Return Portfolio	2.52	2.80	26,438	58,631	103,675	3,991	6	6,311,474
Wells Fargo Small Company Growth Portfolio	0.10	0.14	197,328	(142,141)	0	7,460	38	1,419,849
Wells Fargo Small Company Value Portfolio	0.45	0.46	181,475	(156,096)	0	8,919	37	2,835,603
			$2,633,101	$850,853	$410,426	$197,361	$818	$110,739,611
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
New Zealand Dollars Futures	51	9-13-2021	$3,551,713	$3,598,815	$47,102	$0
E-Mini S&P 500 Index	17	9-17-2021	3,761,242	3,842,425	81,183	0
FTSE 100 Index	20	9-17-2021	1,949,645	1,951,113	1,468	0
IBEX 35 Index	54	9-17-2021	5,649,859	5,624,323	0	(25,536)
MSCI Emerging Markets Index	20	9-17-2021	1,374,647	1,299,200	0	(75,447)
5-Year U.S. Treasury Notes	48	12-31-2021	5,929,629	5,938,500	8,871	0
Short
Euro FX Futures	(37)	9-13-2021	(5,511,315)	(5,464,669)	46,646	0
Mini-DAX Futures	(63)	9-17-2021	(5,838,467)	(5,872,608)	0	(34,141)
Ultra U.S. Treasury Bond	(7)	12-21-2021	(1,386,255)	(1,380,969)	5,286	0
					$190,556	$(135,124)
See accompanying notes to portfolio of investments

Wells Fargo Moderate Balanced Fund  |  3

Notes to portfolio of investments—August 31, 2021 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

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Notes to portfolio of investments—August 31, 2021 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$29,551,334	$0	$0	$29,551,334
Investments measured at net asset value*				110,739,611
	29,551,334	0	0	140,290,945
Futures contracts	190,556	0	0	190,556
Total assets	$29,741,890	$0	$0	$140,481,501
Liabilities
Futures contracts	$135,124	$0	$0	$135,124
Total liabilities	$135,124	$0	$0	$135,124

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $110,739,611. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
For the three months ended August 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Moderate Balanced Fund  |  5

Notes to portfolio of investments—August 31, 2021 (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Wells Fargo Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Managed Fixed Income Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

6  |  Wells Fargo Moderate Balanced Fund